Basis of Presentation of the Consolidated Financial Statements - IFRS 16 Leases (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Minimum future payments of operating leases		$ 47,415,134
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Effect of the discount at the incremental borrowing rate	$ (18,027,491)
Minimum payments for short-term leases, at the transition date	(573,501)
Lease liabilities	$ 28,814,142